Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 197.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 10.6%
Al Convoy (Luxembourg) SARL
3.750% (EUR003M + 3.750%) due 01/17/2027 ~	EUR	1,000	$1,155
4.650% (LIBOR03M + 3.500%) due 01/17/2027 ~		$371	368
Alphabet Holding Co., Inc. 3.647% (LIBOR03M + 3.500%) due 09/26/2024 ~		97	95
Altice France S.A. 4.152% (LIBOR03M + 4.000%) due 08/14/2026 ~		1,474	1,434
Ancestry.com Operations, Inc.
4.400% (LIBOR03M + 4.250%) due 08/27/2026 ~		198	198
4.750% (LIBOR03M + 3.750%) due 10/19/2023 ~		99	99
Banijay Entertainment S.A.S 3.907% (LIBOR03M + 3.750%) due 03/01/2025 «~		73	72
Caesars Resort Collection LLC
2.897% (LIBOR03M + 2.750%) due 12/23/2024 ~		2,119	1,991
4.647% - 4.772% (LIBOR03M + 4.500%) due 07/21/2025 ~		9,020	8,756
Carnival Corp. 8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~		3,192	3,237
Clay Holdco BV 4.000% (EUR003M + 4.000%) due 10/30/2025 ~	EUR	4,732	5,437
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		$8,948	8,048
DTEK Holdings Ltd. TBD% due 08/01/2026 «	EUR	838	566
DTEK Investments Ltd. 5.147% (LIBOR03M + 5.000%) due 06/30/2023 «~		$8,032	4,625
DTEK Trading S.A. 5.750% (LIBOR03M + 5.000%) due 08/01/2026 «~		6,450	3,714
Emerald TopCo, Inc. 3.761% (LIBOR03M + 3.500%) due 07/24/2026 ~		584	564
Envision Healthcare Corp. 3.897% (LIBOR03M + 3.750%) due 10/10/2025 ~		88,924	64,136
EyeCare Partners LLC
3.750% due 02/18/2027 µ		54	51
3.897% (LIBOR03M + 3.750%) due 02/18/2027 ~		231	218
Forbes Energy Services LLC TBD% due 04/13/2021 «		2,527	2,262
Froneri International PLC
2.397% (LIBOR03M + 2.250%) due 01/31/2027 ~		584	564
2.625% (EUR003M + 2.625%) due 01/31/2027 ~	EUR	1,500	1,714
Frontier Communications Corp. 6.000% (PRIME + 2.750%) due 06/15/2024 ~		$3,000	2,963
Ingersoll Rand Co. Ltd. 1.897% (LIBOR03M + 1.750%) due 03/01/2027 ~		261	253
Innophos, Inc. 3.897% (LIBOR03M + 3.750%) due 02/07/2027 «~		113	113
Intelsat Jackson Holdings S.A.
3.600% (LIBOR03M + 5.500%) due 07/13/2022 ~µ		467	476
8.000% (PRIME + 4.750%) due 11/27/2023 ~		750	756
Jefferies Finance LLC 3.397% - 3.438% (LIBOR03M + 3.250%) due 06/03/2026 ~		115	112
McDermott Technology Americas, Inc.
3.147% (LIBOR03M + 3.000%) due 06/30/2024 «~		219	191
4.147% (LIBOR03M + 4.000%) due 06/30/2025 ~		3,341	2,723
MH Sub LLC 3.647% (LIBOR03M + 3.500%) due 09/13/2024 ~		592	579
Milano Acquisition Corp. TBD% due 08/13/2027		4,400	4,364
NCI Building Systems, Inc. 3.901% (LIBOR03M + 3.750%) due 04/12/2025 ~		196	194
Neiman Marcus Group Ltd. LLC 13.000% (LIBOR03M + 12.000%) due 09/25/2025 ~		29,367	30,272
Parexel International Corp. 2.897% (LIBOR03M + 2.750%) due 09/27/2024 ~		273	262
PetSmart, Inc. 4.500% (LIBOR03M + 3.500%) due 03/11/2022 ~		653	652
Preylock Reitman Santa Cruz Mezz LLC TBD% (LIBOR03M + 5.500%) due 11/09/2022 «~(m)		31,560	30,414
Project Anfora Senior 2.750% (EUR003M + 2.750%) due 10/01/2026 «~(m)	EUR	19,601	22,349
PUG LLC 3.647% (LIBOR03M + 3.500%) due 02/12/2027 ~		$173	154
Refinitiv U.S. Holdings, Inc.
3.250% (EUR003M + 3.250%) due 10/01/2025 ~	EUR	1,985	2,302

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2020 (Unaudited)

3.397% (LIBOR03M + 3.250%) due 10/01/2025 ~		$3,779	3,747
RegionalCare Hospital Partners Holdings, Inc. 3.897% (LIBOR03M + 3.750%) due 11/17/2025 ~		200	195
Sequa Mezzanine Holdings LLC 7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		1,143	1,091
Sequa Mezzanine Holdings LLC (5.000% Cash and 6.750% PIK) 11.750% (LIBOR03M + 4.000%) due 04/28/2024 «~(d)		37,208	29,766
Sierra Hamilton LLC 15.000% due 09/12/2023 «		983	983
Sigma Bidco BV 3.500% (EUR003M + 3.500%) due 07/02/2025 ~	EUR	690	788
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~		$719	718
Spirit AeroSystems, Inc. TBD% due 01/29/2025		1,000	995
Starfruit Finco BV 3.151% (LIBOR03M + 3.000%) due 10/01/2025 ~		1,181	1,146
Summer (BC) Holdco B SARL 5.001% (LIBOR03M + 4.750%) due 12/04/2026 ~		16,198	15,631
Sunshine Luxembourg SARL 3.750% (EUR003M + 3.750%) due 10/01/2026 ~	EUR	1,000	1,155
U.S. Renal Care, Inc. 5.147% (LIBOR03M + 5.000%) due 06/26/2026 ~		$2,061	2,012
Valaris PLC TBD% due 08/17/2021 «		99	99
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 «~		3,559	3,381
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (d)		17,569	10,248
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		8,912	8,650
Zayo Group Holdings, Inc. 3.147% (LIBOR03M + 3.000%) due 03/09/2027 ~		1,095	1,065
Total Loan Participations and Assignments (Cost $310,727)			290,103
CORPORATE BONDS & NOTES 43.1%
BANKING & FINANCE 11.8%
Ally Financial, Inc. 8.000% due 11/01/2031		16	21
Ambac LSNI LLC 6.000% due 02/12/2023 •(o)		2,507	2,510
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	4,000	1,165
Banco Mercantil del Norte S.A. 8.375% due 10/14/2030 •(k)(l)(o)		$6,000	6,279
Barclays PLC
7.125% due 06/15/2025 •(k)(l)(o)	GBP	800	1,079
7.750% due 09/15/2023 •(k)(l)(o)		$4,800	4,962
7.875% due 09/15/2022 •(k)(l)(o)	GBP	3,400	4,488
8.000% due 06/15/2024 •(k)(l)(o)		$2,400	2,557
CBL & Associates LP
4.600% due 10/15/2024 ^(e)		13	5
5.250% due 12/01/2023 ^(e)(o)		611	235
5.950% due 12/15/2026 ^(e)(o)		3,196	1,207
Credit Suisse Group AG
7.250% due 09/12/2025 •(k)(l)(o)		560	607
7.500% due 07/17/2023 •(k)(l)(o)		1,600	1,692
Emerald Bay S.A. 0.000% due 10/08/2020 (h)(o)	EUR	1,574	1,837
ESH Hospitality, Inc. 4.625% due 10/01/2027 (o)		$297	292
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025 (o)		2,021	1,993
GE Capital Funding LLC 4.400% due 05/15/2030 (o)		4,100	4,416
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035 (o)		510	540
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023 (o)		600	625
HSBC Holdings PLC
4.750% due 07/04/2029 •(k)(l)	EUR	240	278
5.875% due 09/28/2026 •(k)(l)	GBP	600	784
6.000% due 09/29/2023 •(k)(l)	EUR	300	372
6.500% due 03/23/2028 •(k)(l)(o)		$970	1,031
Hunt Cos., Inc. 6.250% due 02/15/2026 (o)		136	131
Indian Railway Finance Corp. Ltd. 3.950% due 02/13/2050		400	377
ING Groep NV 5.750% due 11/16/2026 •(k)(l)(o)		1,200	1,248
Ladder Capital Finance Holdings LLP 4.250% due 02/01/2027 (o)		177	154

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2020 (Unaudited)

Legg Mason PT 7.130% due 01/10/2021 «		7,553	7,566
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(k)(l)(o)		2,200	2,344
7.625% due 06/27/2023 •(k)(l)(o)	GBP	1,880	2,529
7.875% due 06/27/2029 •(k)(l)(o)		26,825	39,937
MGIC Investment Corp. 5.250% due 08/15/2028 (o)		$5,818	6,031
Natwest Group PLC 8.000% due 08/10/2025 •(k)(l)(o)		3,127	3,478
Navient Corp.
6.500% due 06/15/2022		1,950	1,994
7.250% due 01/25/2022		12,700	13,069
7.250% due 09/25/2023		3,000	3,111
Pinnacol Assurance 8.625% due 06/25/2034 «(m)		23,200	25,601
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(k)(l)(o)	GBP	23,460	31,931
7.375% due 06/24/2022 •(k)(l)(o)		11,145	15,016
Societe Generale S.A.
6.750% due 04/06/2028 •(k)(l)(o)		$850	890
7.375% due 10/04/2023 •(k)(l)(o)		3,100	3,191
Trust Fibra Uno
4.869% due 01/15/2030 (o)		5,900	5,949
6.390% due 01/15/2050 (o)		5,400	5,400
Unique Pub Finance Co. PLC
5.659% due 06/30/2027 (o)	GBP	5,007	6,715
7.395% due 03/28/2024		6,155	8,319
Uniti Group LP 7.875% due 02/15/2025 (o)		$49,189	52,202
Uniti Group, Inc. 6.000% due 04/15/2023 (o)		5,000	5,038
Voyager Aviation Holdings LLC 8.500% due 08/15/2021 (o)		80,741	40,371
			321,567
INDUSTRIALS 25.4%
Aker BP ASA
3.000% due 01/15/2025 (o)		200	201
3.750% due 01/15/2030 (o)		400	389
Albertsons Cos., Inc.
4.625% due 01/15/2027		47	48
4.875% due 02/15/2030 (o)		97	101
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030 (c)		800	818
Associated Materials LLC 9.000% due 09/01/2025 (o)		21,203	22,210
B.C. Unlimited Liability Co. 4.375% due 01/15/2028 (o)		142	145
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (h)(o)		447	334
Boeing Co.
5.040% due 05/01/2027 (o)		1,684	1,852
5.150% due 05/01/2030 (o)		2,942	3,304
5.705% due 05/01/2040 (o)		3,794	4,448
5.805% due 05/01/2050 (o)		3,225	3,905
5.930% due 05/01/2060 (o)		4,332	5,377
Bombardier, Inc.
5.750% due 03/15/2022 (o)		601	583
6.000% due 10/15/2022 (o)		152	141
6.125% due 01/15/2023 (o)		10,552	9,033
7.500% due 12/01/2024 (o)		12,476	9,607
7.500% due 03/15/2025 (o)		18,421	13,862
7.875% due 04/15/2027 (o)		16,462	12,511
8.750% due 12/01/2021 (o)		802	814
Caesars Entertainment, Inc. 6.250% due 07/01/2025 (o)		11,800	12,316
Camelot Finance S.A. 4.500% due 11/01/2026		39	40
CCO Holdings LLC
4.500% due 08/15/2030 (o)		815	857
4.750% due 03/01/2030 (o)		883	936
Citrix Systems, Inc. 3.300% due 03/01/2030 (o)		372	398
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024 (o)		773	751
Community Health Systems, Inc.
6.250% due 03/31/2023 (o)		57,671	56,445
8.000% due 03/15/2026 (o)		2,212	2,174
8.625% due 01/15/2024 (o)		1,078	1,075
Connect Finco SARL 6.750% due 10/01/2026 (o)		310	311

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2020 (Unaudited)

Constellation Oil Services Holding S.A. (10.000% PIK)
10.000% due 11/09/2024 ^(d)(e)(o)		453	136
10.000% due 11/09/2024 ^(d)(e)		69	5
Corning, Inc. 5.450% due 11/15/2079 (o)		482	615
CSC Holdings LLC
4.125% due 12/01/2030 (o)		200	204
4.625% due 12/01/2030 (o)		200	201
DaVita, Inc. 3.750% due 02/15/2031 (o)		3,861	3,730
Delta Air Lines, Inc. 7.375% due 01/15/2026 (o)		7,192	7,550
Diamond Resorts International, Inc. 10.750% due 09/01/2024 (o)		1,138	1,017
Diebold Nixdorf Dutch Holding BV 9.000% due 07/15/2025 (o)	EUR	2,000	2,424
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021 (o)		$7,823	7,861
Energizer Holdings, Inc. 4.750% due 06/15/2028 (o)		1,120	1,161
Energy Transfer Operating LP
3.750% due 05/15/2030 (o)		415	403
5.000% due 05/15/2050 (o)		375	346
Envision Healthcare Corp. 8.750% due 10/15/2026 (o)		12,973	6,014
Exela Intermediate LLC 10.000% due 07/15/2023		618	192
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (o)		8,692	8,355
6.875% due 03/01/2026 (o)		6,130	5,919
6.875% due 10/15/2027 (c)		9,700	9,356
Fresh Market, Inc. 9.750% due 05/01/2023 (o)		21,546	19,364
Frontier Finance PLC 8.000% due 03/23/2022	GBP	18,150	24,217
Full House Resorts, Inc.
8.575% due 01/31/2024		$1,749	1,681
9.738% due 02/02/2024		145	139
General Electric Co.
4.350% due 05/01/2050 (o)		8,400	8,575
5.875% due 01/14/2038		22	26
6.150% due 08/07/2037		26	31
6.875% due 01/10/2039 (o)		204	262
Global Medical Response, Inc. 6.500% due 10/01/2025 (c)		9,000	8,945
iHeartCommunications, Inc. 6.375% due 05/01/2026 (o)		6,368	6,646
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (d)(o)	EUR	600	707
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)(o)		$1,746	1,866
Illuminate Buyer LLC 9.000% due 07/01/2028 (o)		2,400	2,577
Innophos Holdings, Inc. 9.375% due 02/15/2028 (o)		597	637
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(e)		1,479	493
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(e)(o)		28,997	18,268
8.000% due 02/15/2024 (o)		1,383	1,406
8.500% due 10/15/2024 ^(e)(o)		44,249	28,647
9.750% due 07/15/2025 ^(e)(o)		25,578	16,795
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^(e)(o)		29,001	1,378
8.125% due 06/01/2023 ^(e)(o)		1,289	64
Kronos Acquisition Holdings, Inc. 9.000% due 08/15/2023 (o)		4,800	4,878
Leviathan Bond Ltd.
6.125% due 06/30/2025 (o)		1,300	1,345
6.750% due 06/30/2030 (o)		700	726
Mallinckrodt International Finance S.A. 5.500% due 04/15/2025 (o)		4,352	1,099
Marriott International, Inc. 4.625% due 06/15/2030 (o)		176	189
Melco Resorts Finance Ltd.
5.375% due 12/04/2029 (o)		770	767
5.625% due 07/17/2027 (o)		200	208
5.750% due 07/21/2028 (o)		27,328	27,869
NCL Corp. Ltd.
3.625% due 12/15/2024 (o)		371	260
10.250% due 02/01/2026 (o)		30,377	31,744
12.250% due 05/15/2024 (o)		5,664	6,351
Netflix, Inc.
3.625% due 06/15/2030 (o)	EUR	800	1,020

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2020 (Unaudited)

3.875% due 11/15/2029 (o)		4,211	5,462
4.625% due 05/15/2029 (o)		1,500	2,040
4.875% due 06/15/2030 (o)		$600	685
5.375% due 11/15/2029 (o)		326	385
Noble Holding International Ltd. 7.875% due 02/01/2026 ^(e)		1,313	322
Occidental Petroleum Corp. 1.730% (US0003M + 1.450%) due 08/15/2022 ~(o)		5,500	4,898
Odebrecht Oil & Gas Finance Ltd. 0.000% due 10/30/2020 (h)(k)		4,070	14
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028 (o)		1,820	1,896
7.375% due 06/01/2025 (o)		744	757
Pacific Drilling SA 8.375% due 10/01/2023 (o)		1,962	320
Pan American Energy LLC 29.668% (BADLARPP + 0.000%) due 11/20/2020 ~	ARS	273,836	1,818
PennyMac Financial Services, Inc. 5.375% due 10/15/2025		$6,100	6,184
Petroleos Mexicanos
6.350% due 02/12/2048 (o)		9,100	6,825
6.750% due 09/21/2047 (o)		13,600	10,494
6.840% due 01/23/2030 (o)		13,600	12,121
7.690% due 01/23/2050 (o)		17,200	14,222
Platin 1426 GmbH 6.875% due 06/15/2023 (o)	EUR	4,280	5,047
Prime Security Services Borrower LLC 3.375% due 08/31/2027 (o)		$6,435	6,198
Prosus NV 4.027% due 08/03/2050 (o)		700	716
QVC, Inc. 5.950% due 03/15/2043 (o)		3,102	2,964
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	100	175
Sabre GLBL, Inc. 7.375% due 09/01/2025		$3,000	3,034
Spanish Broadcasting System, Inc. 12.500% due 04/15/2049 (e)		15,000	13,935
Spirit AeroSystems, Inc.
1.050% (US0003M + 0.800%) due 06/15/2021 ~(o)		11,830	11,191
5.500% due 01/15/2025 (c)		1,000	1,010
Standard Industries, Inc. 3.375% due 01/15/2031 (o)		9,500	9,394
Staples, Inc. 7.500% due 04/15/2026 (o)		99	91
TEGNA, Inc. 4.625% due 03/15/2028 (o)		899	881
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021 (o)		204	204
Teva Pharmaceutical Finance Co. BV 3.650% due 11/10/2021 (o)		200	200
Teva Pharmaceutical Finance Netherlands BV 6.000% due 01/31/2025	EUR	600	723
Topaz Solar Farms LLC
4.875% due 09/30/2039 (o)		$10,965	12,177
5.750% due 09/30/2039 (o)		53,289	62,355
TransDigm, Inc. 5.500% due 11/15/2027 (o)		172	166
Transocean Pontus Ltd. 6.125% due 08/01/2025 (o)		643	578
Transocean, Inc.
7.250% due 11/01/2025		361	103
7.500% due 01/15/2026 (o)		285	64
8.000% due 02/01/2027		635	181
Triumph Group, Inc.
5.250% due 06/01/2022		136	112
6.250% due 09/15/2024 (o)		402	343
U.S. Renal Care, Inc. 10.625% due 07/15/2027 (o)		589	626
Unigel Luxembourg S.A. 8.750% due 10/01/2026 (o)		1,300	1,264
United Group BV 3.250% due 02/15/2026 •(o)	EUR	400	445
Valaris PLC
5.750% due 10/01/2044 ^(e)		$717	44
7.750% due 02/01/2026 ^(e)		94	5
ViaSat, Inc. 5.625% due 04/15/2027 (o)		82	84
Viking Cruises Ltd. 13.000% due 05/15/2025 (o)		9,100	10,556
VOC Escrow Ltd. 5.000% due 02/15/2028 (o)		2,000	1,775
Western Midstream Operating LP
2.116% (US0003M + 1.850%) due 01/13/2023 ~(o)		224	208

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2020 (Unaudited)

6.250% due 02/01/2050 (o)		150	139
Windstream Escrow LLC 7.750% due 08/15/2028 (o)		26,743	26,342
Windstream Services LLC 8.625% due 10/31/2025 ^(e)(o)		7,200	4,428
Wyndham Destinations, Inc.
3.900% due 03/01/2023 (o)		409	402
4.625% due 03/01/2030 (o)		228	220
5.650% due 04/01/2024 (o)		174	177
Wynn Macau Ltd. 5.125% due 12/15/2029 (o)		1,100	1,057
Yellowstone Energy LP 5.750% due 12/31/2026 «		3,122	3,404
YPF S.A. 35.642% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	31,930	204
Zayo Group Holdings, Inc. 6.125% due 03/01/2028 (o)		$371	383
			691,703
UTILITIES 5.9%
Centrais Eletricas Brasileiras S.A. 4.625% due 02/04/2030 (o)		500	501
CenturyLink, Inc. 4.000% due 02/15/2027 (o)		298	303
DTEK Finance PLC 10.750% due 12/31/2024 ^(e)		5,249	3,556
Edison International 5.750% due 06/15/2027 (o)		249	275
Frontier Communications Corp. 8.000% due 04/01/2027 (o)		570	569
Gazprom OAO Via Gaz Capital S.A. 7.288% due 08/16/2037 (o)		300	425
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^(o)		2,134	1,974
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(d)(o)		2,290	578
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(o)		21,343	19,422
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(d)(o)		21,999	2,475
Pacific Gas & Electric Co.
2.100% due 08/01/2027 (o)		400	389
2.500% due 02/01/2031 (o)		2,000	1,910
2.950% due 03/01/2026 (o)		4,752	4,848
3.150% due 01/01/2026 (o)		925	951
3.250% due 06/15/2023 (o)		1,255	1,300
3.300% due 03/15/2027 (o)		11,851	12,097
3.300% due 12/01/2027 (o)		300	309
3.400% due 08/15/2024 (o)		1,092	1,142
3.450% due 07/01/2025 (o)		2,921	3,060
3.500% due 06/15/2025 (o)		3,021	3,183
3.500% due 08/01/2050 (o)		1,200	1,088
3.750% due 02/15/2024 (o)		100	105
3.750% due 07/01/2028 (o)		2,721	2,832
3.750% due 08/15/2042 (o)		2,768	2,576
3.850% due 11/15/2023 (o)		1,001	1,057
3.950% due 12/01/2047 (o)		200	186
4.000% due 12/01/2046		45	42
4.250% due 08/01/2023 (o)		4,312	4,596
4.250% due 03/15/2046 (o)		2,332	2,256
4.300% due 03/15/2045 (o)		664	650
4.500% due 07/01/2040 (o)		16,003	16,321
4.500% due 12/15/2041 (o)		1,251	1,233
4.550% due 07/01/2030 (o)		7,455	8,097
4.600% due 06/15/2043 (o)		88	89
4.650% due 08/01/2028 (o)		5,289	5,748
4.750% due 02/15/2044 (o)		5,572	5,709
4.950% due 07/01/2050 (o)		10,255	11,006
Petrobras Global Finance BV
5.375% due 10/01/2029 (o)	GBP	2,320	3,166
6.625% due 01/16/2034 (o)		11,017	15,620
Rio Oil Finance Trust
9.250% due 07/06/2024 (o)		$11,903	13,005
9.750% due 01/06/2027 (o)		3,243	3,673
Southern California Edison Co. 2.850% due 08/01/2029 (o)		74	78
Sprint Corp. 7.625% due 02/15/2025 (o)		2,809	3,292
Talen Energy Supply LLC 6.625% due 01/15/2028 (o)		160	155
Transocean Poseidon Ltd. 6.875% due 02/01/2027 (o)		640	515

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2020 (Unaudited)

Transocean Sentry Ltd. 5.375% due 05/15/2023 (o)	400	274
		162,636
Total Corporate Bonds & Notes (Cost $1,246,647)		1,175,906
CONVERTIBLE BONDS & NOTES 0.0%
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024 ^(e)	48	7
Total Convertible Bonds & Notes (Cost $35)		7
MUNICIPAL BONDS & NOTES 1.3%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	580	628
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	145	161
7.350% due 07/01/2035	115	130
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	480	486
		1,405
IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	1,040	1,050
NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Bonds, Series 2005 6.500% due 09/01/2036	5,925	5,980
VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046	95	98
WEST VIRGINIA 1.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)	231,485	12,667
7.467% due 06/01/2047	12,320	13,193
		25,860
Total Municipal Bonds & Notes (Cost $36,250)		34,393
U.S. GOVERNMENT AGENCIES 7.2%
Fannie Mae
1.020% due 08/25/2043 ~(a)	29,731	1,139
2.827% due 10/25/2060 ~(a)	44,331	2,685
3.000% due 01/25/2042 (a)(o)	471	18
3.500% due 08/25/2032 - 06/25/2050 (a)(o)	21,276	3,003
4.000% due 06/25/2050 (a)(o)	21,455	3,015
5.000% due 01/25/2048 (a)(o)	7,545	1,381
5.852% due 08/25/2038 •(a)(o)	613	105
5.898% due 07/25/2029 •(o)	6,000	6,182
5.902% due 07/25/2059 •(a)(o)	13,166	2,679
6.002% due 02/25/2043 •(a)(o)	2,682	417
6.492% due 12/25/2036 •(a)(o)	2,232	513
8.754% due 10/25/2042 •(o)	2,366	2,955
Freddie Mac
0.000% due 02/25/2046 (b)(h)(o)	34,903	33,029
0.100% due 02/25/2046 (a)(o)	286,692	41
0.100% due 02/25/2046 (a)	73,311	23
0.700% due 11/25/2055 ~(a)(o)	168,197	12,312
2.079% due 11/25/2045 ~(a)	51,924	6,308
3.500% due 07/25/2050 (a)(o)	15,646	2,915
4.000% due 03/15/2027 (a)	410	32
4.000% due 07/25/2050 (a)(o)	39,260	5,259
4.500% due 06/25/2050 (a)(o)	5,733	730
5.298% due 10/25/2029 •(o)	5,500	5,632
5.798% due 04/15/2039 •(a)(o)	2,142	388
5.998% due 05/25/2050 •(a)(o)	12,892	2,514
6.048% due 09/15/2042 •(a)(o)	1,043	187
6.348% due 12/15/2034 •(a)	553	20
6.448% due 05/15/2041 •(a)(o)	1,300	272
9.148% due 03/25/2029 •	4,775	4,914
10.648% due 10/25/2028 •	990	1,147
10.898% due 03/25/2025 •	7,038	7,712

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2020 (Unaudited)

Ginnie Mae
3.500% due 06/20/2042 (a)(o)		651	66
5.944% due 12/20/2048 •(a)(o)		8,210	1,366
5.964% due 08/20/2042 •(a)(o)		2,312	467
6.094% due 12/20/2040 •(a)(o)		2,058	278
6.548% due 08/16/2039 •(a)(o)		1,279	97
Uniform Mortgage-Backed Security, TBA
2.000% due 12/01/2050		82,450	84,882
2.500% due 12/01/2050		300	314
Total U.S. Government Agencies (Cost $195,242)			194,997
NON-AGENCY MORTGAGE-BACKED SECURITIES 40.4%
Adjustable Rate Mortgage Trust
0.298% due 03/25/2037 •		1,288	1,302
0.408% due 03/25/2036 •(o)		4,441	2,961
3.829% due 03/25/2037 ~		2,504	2,293
5.187% due 11/25/2037 ^~		1,147	982
American Home Mortgage Investment Trust 6.600% due 01/25/2037 þ		4,952	1,901
ASG Resecuritization Trust
3.082% due 01/28/2037 ~(o)		13,781	11,556
6.000% due 06/28/2037 ~(o)		32,350	24,146
Avon Finance PLC
0.000% due 09/20/2048 •	GBP	28,442	34,657
0.000% due 09/20/2048 (b)(h)		28,441	28,531
0.000% due 09/20/2048 ~		10	35,038
Banc of America Alternative Loan Trust
0.508% due 06/25/2037 •		$472	331
6.000% due 04/25/2036		935	918
6.000% due 07/25/2046 ^		1,158	1,125
6.492% due 06/25/2037 ^•(a)		507	120
6.500% due 02/25/2036 ^		1,892	1,877
16.614% due 09/25/2035 ^•		247	266
Banc of America Funding Trust
0.000% due 11/26/2036 ~ (o)		29,752	7,232
0.358% due 04/25/2037 ^•		1,506	1,356
3.068% due 09/20/2047 ^~		222	183
3.358% due 09/20/2037 ~		538	405
3.373% due 04/20/2035 ^~		1,765	1,662
3.578% due 09/20/2046 ^~		2,489	2,384
5.353% due 08/26/2036 ~(o)		3,492	2,924
6.000% due 10/25/2037 ^(o)		4,666	3,549
Banc of America Mortgage Trust
5.750% due 10/25/2036 ^		1,098	1,091
5.750% due 05/25/2037 ^		918	838
6.000% due 10/25/2036 ^		133	134
Bancorp Commercial Mortgage Trust 3.902% due 08/15/2032 •(o)		3,470	3,290
Bayview Commercial Asset Trust 0.368% due 03/25/2037 •		162	155
BCAP LLC Trust
0.381% due 02/26/2037 ~(o)		14,461	12,596
0.532% due 05/26/2036 •(o)		5,907	5,050
0.675% due 05/26/2035 •(o)		7,039	5,393
2.023% due 02/26/2047 •(o)		17,646	14,716
3.447% due 07/26/2036 ~		1,599	1,606
3.620% due 07/26/2036 ~		641	586
3.643% due 03/26/2037 ~		1,314	1,127
3.834% due 03/27/2037 ~(o)		6,217	5,222
5.500% due 12/26/2035 ~(o)		8,905	7,579
6.000% due 06/26/2037 ~		3,692	3,743
6.000% due 10/26/2037 ~		3,290	2,729
9.250% due 01/26/2036 ~		16,626	6,077
Bear Stearns Adjustable Rate Mortgage Trust 3.162% due 02/25/2036 ^~		629	622
Bear Stearns ALT-A Trust
0.488% due 08/25/2036 ^•(o)		23,350	20,894
0.648% due 01/25/2036 ^•(o)		6,596	7,530
1.273% due 03/25/2035 •		5,790	5,716
3.127% due 04/25/2037 ~(o)		5,675	4,919
3.180% due 09/25/2035 ^~(o)		4,728	2,892
3.479% due 07/25/2036 ~(o)		58,692	38,547
3.489% due 08/25/2046 ^~(o)		3,527	2,802
3.551% due 03/25/2036 ~		1,751	1,200
3.682% due 12/25/2046 ^~(o)		4,453	3,070
Bear Stearns Commercial Mortgage Securities Trust 6.105% due 04/12/2038 ~		1,120	1,119
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ(o)		2,337	2,287
CD Commercial Mortgage Trust 5.398% due 12/11/2049 ~		252	247
CD Mortgage Trust 5.688% due 10/15/2048		14,148	8,168

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2020 (Unaudited)

Churchill Capital Corp. 6.000% due 09/30/2027 «(m)		20,100	19,159
Citigroup Commercial Mortgage Trust
2.503% due 02/15/2039 •(o)		10,841	10,041
5.773% due 12/10/2049 ~		14,949	9,050
Citigroup Mortgage Loan Trust
2.514% due 08/25/2037 ~		3,514	2,332
2.928% due 08/25/2034 ~(o)		6,115	5,148
3.033% due 03/25/2037 ^~		2,978	2,635
3.152% due 07/25/2036 ^~		2,695	1,975
3.850% due 03/25/2037 ^~		1,131	1,088
3.881% due 04/25/2037 ^~		515	451
5.500% due 12/25/2035		2,944	2,311
6.000% due 07/25/2036		4,990	3,772
6.500% due 09/25/2036		1,321	1,000
Commercial Mortgage Loan Trust 6.258% due 12/10/2049 ~		16,015	7,284
Countrywide Alternative Loan Resecuritization Trust 7.000% due 01/25/2037 ^		5,483	2,210
Countrywide Alternative Loan Trust
0.328% due 05/25/2036 •(o)		13,690	12,246
0.346% due 03/20/2047 •		650	536
0.358% due 08/25/2047 ^•(o)		1,208	1,089
0.368% due 05/25/2047 •(o)		8,283	4,982
0.378% due 03/25/2036 •(o)		13,227	12,271
0.408% due 07/25/2036 •(o)		6,931	5,849
0.756% due 11/20/2035 •		159	146
0.848% due 10/25/2035 ^•		808	595
2.329% due 07/20/2035 ^•(o)		9,499	8,007
3.573% due 05/25/2036 ~(o)		5,314	4,869
5.500% due 11/25/2035		1,873	1,473
5.500% due 02/25/2036 ^(o)		1,235	1,039
5.500% due 02/25/2036		1,282	1,173
5.500% due 05/25/2036 ^		1,329	1,311
5.500% due 05/25/2036 (o)		4,095	4,040
6.000% due 03/25/2035 ^		342	237
6.000% due 04/25/2036		584	374
6.000% due 01/25/2037 ^		984	995
6.000% due 02/25/2037 ^		1,692	1,060
6.000% due 04/25/2037 ^(o)		4,698	3,097
6.250% due 12/25/2036 ^•		659	440
19.393% due 07/25/2035 •		96	123
Countrywide Home Loan Mortgage Pass-Through Trust
2.018% due 03/25/2046 ^•(o)		36,110	23,094
3.077% due 09/20/2036 ~(o)		3,890	3,578
3.337% due 05/20/2036 ^~		1,753	1,436
Credit Suisse Commercial Mortgage Trust 5.869% due 09/15/2040 ~		67	163
Credit Suisse First Boston Mortgage Securities Corp.
5.100% due 08/15/2038 ~(o)		958	908
6.000% due 01/25/2036 ^		326	280
Credit Suisse Mortgage Capital Certificates
0.676% due 11/30/2037 ~(o)		10,854	9,897
1.815% due 11/27/2037 •(o)		8,360	6,499
1.867% due 11/25/2037 •(o)		10,381	8,415
3.216% due 05/27/2036 ~(o)		5,267	4,393
3.237% due 12/29/2037 ~		4,390	3,355
3.333% due 09/26/2047 ~(o)		21,442	13,525
3.545% due 05/26/2036 ~(o)		6,748	5,510
3.555% due 10/26/2036 ~(o)		15,457	14,727
3.815% due 04/28/2037 ~		3,966	3,899
5.750% due 05/26/2037 (o)		19,457	17,956
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036		2,129	1,697
6.500% due 05/25/2036 ^		2,916	1,687
DBUBS Mortgage Trust 4.652% due 11/10/2046		19,203	17,721
Debussy DTC PLC
5.930% due 07/12/2025 (o)	GBP	29,621	36,915
8.250% due 07/12/2025		10,000	10,707
Deutsche ALT-A Securities, Inc. 0.448% due 04/25/2037 •(o)		$6,187	4,184
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035 ^		522	512
European Residential Loan Securitisation DAC 0.974% due 03/24/2063 •	EUR	2,000	2,273
Eurosail PLC
0.000% due 06/13/2045 ~	GBP	4	4,441
0.352% due 03/13/2045 •	EUR	7,067	6,594
0.360% due 06/13/2045 •(o)	GBP	1,594	1,832
1.060% (BP0003M + 1.000%) due 06/13/2045 ~(o)		14,015	16,639
1.310% (BP0003M + 1.250%) due 06/13/2045 ~(o)		14,460	16,951
1.660% due 09/13/2045 •(o)		13,916	16,594
1.810% (BP0003M + 1.750%) due 06/13/2045 ~(o)		8,901	10,087

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2020 (Unaudited)

2.310% due 09/13/2045 •(o)		9,927	11,587
3.560% (BP0003M + 3.500%) due 06/13/2045 ~(o)		3,157	3,734
3.910% due 09/13/2045 •(o)		8,249	10,579
First Horizon Mortgage Pass-Through Trust 3.809% due 05/25/2037 ^~		$3,299	2,090
GC Pastor Hipotecario FTA 0.000% due 06/21/2046 •(o)	EUR	19,703	19,468
GCCFC Commercial Mortgage Trust 5.655% due 07/10/2038 ~(o)		$5,391	4,749
GE Commercial Mortgage Corp. Trust 5.606% due 12/10/2049 ~		5,075	2,793
GS Mortgage Securities Corp. Trust 4.744% due 10/10/2032 ~(o)		25,157	22,597
GS Mortgage Securities Trust
0.000% due 07/25/2059 (b)(h)		284	283
0.000% due 07/25/2059 ~(a)		131,804	1,595
0.090% due 07/25/2059 ~(a)		121,290	493
3.500% due 07/25/2059 ~(o)		6,626	6,969
3.875% due 07/25/2059 ~(o)		21,832	19,223
3.875% due 07/25/2059 ~		2,121	1,851
GSC Capital Corp. Mortgage Trust 0.328% due 05/25/2036 ^•		1,959	1,831
HarborView Mortgage Loan Trust 2.532% due 06/19/2045 ^•		1,083	639
HomeBanc Mortgage Trust 3.404% due 04/25/2037 ^~(o)		4,413	4,101
HSI Asset Loan Obligation Trust 6.000% due 06/25/2037 ^(o)		6,786	6,233
IM Pastor Fondo de Titluzacion Hipotecaria 0.000% due 03/22/2043 •(o)	EUR	23,808	24,904
IM Pastor Fondo de Titulizacion de Activos 0.000% due 03/22/2044 •(o)		775	826
IndyMac Mortgage Loan Trust
0.358% due 11/25/2036 •		$171	165
3.265% due 11/25/2035 ^~(o)		3,434	3,111
3.569% due 06/25/2036 ~		880	799
Jefferies Resecuritization Trust 6.000% due 12/26/2036 ~		3,697	1,599
JPMorgan Alternative Loan Trust
0.672% due 06/27/2037 •(o)		8,868	7,198
3.412% due 11/25/2036 ^~		75	75
3.581% due 05/25/2036 ^~		637	490
6.000% due 12/25/2035 ^		863	791
11.348% due 06/27/2037 ~(o)		13,523	9,388
JPMorgan Chase Commercial Mortgage Securities Trust 6.717% due 06/12/2041 ~		10,422	10,474
JPMorgan Resecuritization Trust
3.303% due 03/21/2037 ~		2,209	1,983
6.000% due 09/26/2036		1,898	1,647
6.500% due 04/26/2036 ~		4,682	2,677
Lansdowne Mortgage Securities PLC 0.000% due 09/16/2048 •(o)	EUR	9,118	9,654
Lavender Trust 6.250% due 10/26/2036 (o)		$4,425	3,354
Lehman Mortgage Trust 6.000% due 01/25/2038 ^		2,152	2,249
Lehman XS Trust 1.075% due 08/25/2047 ^•		367	320
Merrill Lynch Alternative Note Asset Trust 6.000% due 05/25/2037 ^(o)		3,004	2,924
Merrill Lynch Mortgage Investors Trust 3.668% due 03/25/2036 ^~(o)		8,609	5,777
Morgan Stanley Capital Trust
5.399% due 12/15/2043		673	457
6.374% due 08/12/2041 ~(o)		3,321	3,341
Morgan Stanley Mortgage Loan Trust
0.318% due 05/25/2036 •		164	55
3.606% due 05/25/2036 ^~		2,169	1,513
5.962% due 06/25/2036 ^~		2,020	838
Morgan Stanley Re-REMIC Trust
2.829% due 03/26/2037 þ		2,067	1,853
3.546% due 02/26/2037 •		3,435	3,093
Morgan Stanley Resecuritization Trust 3.692% due 06/26/2035 ~(o)		10,834	8,047
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		3,974	3,860
Motel 6 Trust 7.079% due 08/15/2024 •(o)		26,204	21,840
Natixis Commercial Mortgage Securities Trust
3.152% due 11/15/2034 •(o)		7,294	6,638
4.152% due 11/15/2034 •		3,163	2,672
PHH Alternative Mortgage Trust 0.000% due 02/25/2037 ^(b)(h)		2	2

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2020 (Unaudited)

RBSSP Resecuritization Trust
3.421% due 09/26/2035 ~(o)		6,008	4,348
6.000% due 06/26/2037 ~		1,171	979
Residential Accredit Loans, Inc. Trust
0.298% due 02/25/2037 •		482	433
6.000% due 12/25/2035 ^		2,229	2,209
6.000% due 11/25/2036 ^		2,569	2,474
6.250% due 02/25/2037 ^		3,490	3,382
6.500% due 09/25/2037 ^		1,300	1,292
Residential Asset Mortgage Products Trust 8.000% due 05/25/2032		640	515
Residential Asset Securitization Trust
6.000% due 05/25/2036		763	747
6.000% due 02/25/2037 ^		197	140
6.000% due 03/25/2037 ^		2,714	1,600
6.250% due 10/25/2036 ^		113	115
RiverView HECM Trust 0.630% due 05/25/2047 •		13,117	12,213
Sequoia Mortgage Trust
0.942% due 02/20/2034 •		326	311
1.955% due 09/20/2032 ~		481	467
Structured Asset Mortgage Investments Trust 0.358% due 05/25/2036 •		24	22
SunTrust Adjustable Rate Mortgage Loan Trust 3.861% due 02/25/2037 ^~		2,679	2,497
Wachovia Bank Commercial Mortgage Trust 5.720% due 10/15/2048 ~		367	357
WaMu Mortgage Pass-Through Certificates Trust
2.182% due 07/25/2046 •		284	265
3.176% due 08/25/2036 ^~		1,724	1,603
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (h)	GBP	0	845
0.982% due 12/21/2049 •(o)		18,495	23,820
1.682% due 12/21/2049 •		2,261	2,916
2.182% due 12/21/2049 •		1,130	1,454
2.682% due 12/21/2049 •		646	827
3.182% due 12/21/2049 •		646	816
Washington Mutual Mortgage Pass-Through Certificates Trust
0.388% due 01/25/2047 ^•		$1,816	1,696
1.989% due 06/25/2046 •(o)		7,313	4,646
5.750% due 11/25/2035 ^		1,276	1,199
5.967% due 05/25/2036 ^þ(o)		5,542	5,214
Wells Fargo Mortgage Loan Trust 3.453% due 03/27/2037 ~(o)		4,962	4,116
Worldwide Plaza Trust 3.715% due 11/10/2036 ~(o)		12,200	12,371
Total Non-Agency Mortgage-Backed Securities (Cost $1,064,609)			1,101,839
ASSET-BACKED SECURITIES 61.3%
ACE Securities Corp. Home Equity Loan Trust
0.258% due 12/25/2036 •(o)		24,063	10,086
0.768% due 02/25/2036 ^•(o)		4,976	4,810
1.243% due 07/25/2035 ^•(o)		17,938	14,844
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	1,192
American Money Management Corp. CLO Ltd. 6.328% due 04/14/2029 •		$6,100	5,019
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.098% due 09/25/2032 •		1,148	1,164
Argent Securities Trust
0.248% due 06/25/2036 •		1,975	788
0.268% due 04/25/2036 •		1,134	532
0.298% due 06/25/2036 •		4,144	1,685
0.298% due 09/25/2036 •(o)		8,667	3,918
0.338% due 03/25/2036 •(o)		11,660	7,848
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.528% due 02/25/2036 •(o)		28,699	26,283
0.608% due 11/25/2035 •(o)		5,851	4,547
1.423% due 11/25/2034 •(o)		9,031	8,736
Asset-Backed Funding Certificates Trust
0.973% due 07/25/2035 •(o)		7,400	7,090
1.198% due 03/25/2034 ^•		698	683
Asset-Backed Securities Corp. Home Equity Loan Trust 3.152% due 08/15/2033 •		371	374
Banco Bilbao Vizcaya Argentaria S.A. 0.146% due 03/22/2046 •	EUR	767	567
Bear Stearns Asset-Backed Securities Trust
0.288% due 12/25/2036 •(o)		$13,853	14,743
1.648% due 10/27/2032 •		62	66
2.023% due 12/25/2034 •(o)		18,650	17,263
3.913% due 10/25/2036 ~		345	335
6.000% due 12/25/2035 ^		458	384

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2020 (Unaudited)

California Republic Auto Receivables Trust 0.000% due 04/15/2025 «(h)		10,100	9,654
California Street CLO Ltd. 5.175% due 10/15/2025 •		9,850	8,686
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		2,900	1,192
Carrington Mortgage Loan Trust
0.228% due 03/25/2035 •		827	702
0.408% due 02/25/2037 •(o)		9,100	8,516
0.568% due 02/25/2037 •(o)		13,201	10,602
1.198% due 05/25/2035 •(o)		4,400	4,185
Cavendish Square Funding PLC
0.372% due 02/11/2055 •	EUR	1,500	1,728
1.372% due 02/11/2055 •		3,500	3,890
CIFC Funding Ltd. 0.000% due 04/24/2030 ~		$3,390	1,160
Citigroup Mortgage Loan Trust
0.288% due 01/25/2037 •(o)		22,833	20,601
0.298% due 12/25/2036 •(o)		21,452	11,273
0.308% due 09/25/2036 •(o)		15,186	13,230
0.348% due 05/25/2037 •		599	485
0.368% due 12/25/2036 •(o)		4,320	2,309
0.848% due 11/25/2046 •		4,867	3,995
6.351% due 05/25/2036 ^þ(o)		2,634	1,417
Conseco Finance Securitizations Corp. 9.546% due 12/01/2033 ~		6,480	6,727
Cork Street CLO Designated Activity Co. 0.000% due 11/27/2028 ~	EUR	2,667	1,870
Coronado CDO Ltd.
1.751% due 09/04/2038 •		$20,939	12,093
6.000% due 09/04/2038		3,360	2,763
Countrywide Asset-Backed Certificates
0.278% due 12/25/2036 ^•(o)		25,880	24,293
0.288% due 06/25/2035 •(o)		27,127	24,983
0.288% due 03/25/2037 •(o)		16,423	16,196
0.288% due 07/25/2037 ^•(o)		6,884	6,484
0.288% due 06/25/2047 ^•(o)		36,535	33,656
0.308% due 05/25/2036 •(o)		4,656	4,592
0.348% due 06/25/2037 ^•(o)		16,851	17,131
0.368% due 08/25/2037 •(o)		26,000	22,692
0.368% due 06/25/2047 ^•(o)		19,000	16,736
0.378% due 04/25/2047 •(o)		35,000	28,837
0.388% due 03/25/2036 •(o)		23,157	21,648
0.388% due 04/25/2036 ^•(o)		525	465
0.438% due 10/25/2047 •(o)		59,229	49,344
0.538% due 04/25/2036 •(o)		8,762	7,254
0.598% due 03/25/2047 ^•		1,371	1,149
0.638% due 04/25/2036 •(o)		15,850	11,126
0.698% due 05/25/2047 ^•		2,163	1,849
4.538% due 10/25/2046 ^~		208	207
4.684% due 10/25/2032 ^~(o)		14,701	14,126
Countrywide Asset-Backed Certificates Trust
0.668% due 05/25/2036 •(o)		32,300	25,215
1.873% due 11/25/2034 •(o)		13,611	13,571
Crecera Americas LLC 5.563% due 08/31/2021 «•		44,982	44,931
Credit-Based Asset Servicing & Securitization CBO Corp. 0.500% due 09/06/2041 •		65,385	3,465
Credit-Based Asset Servicing & Securitization LLC 0.778% due 07/25/2035 •		3,000	2,788
ECAF Ltd. 4.947% due 06/15/2040		5,022	4,501
Encore Credit Receivables Trust 0.838% due 07/25/2035 •		421	407
Euromax ABS PLC 0.000% due 11/10/2095 •	EUR	5,703	6,255
FAB UK Ltd. 0.000% due 12/06/2045 ~	GBP	12,066	4,662
Fieldstone Mortgage Investment Trust 0.515% due 07/25/2036 •		$5,314	3,414
First Franklin Mortgage Loan Trust
0.388% due 04/25/2036 •(o)		6,825	5,901
0.528% due 02/25/2036 •(o)		5,500	4,668
1.093% due 09/25/2035 •(o)		5,828	4,569
1.123% due 05/25/2036 •(o)		13,520	11,301
Fremont Home Loan Trust
0.298% due 01/25/2037 •		3,443	1,934
0.388% due 02/25/2037 •		1,345	712
Glacier Funding CDO Ltd. 0.519% due 08/04/2035 •		23,440	4,996
Grand Canal Securities 0.474% due 12/24/2058 •	EUR	1,402	1,594
Greenpoint Manufactured Housing 9.230% due 12/15/2029 ~		$7,231	6,207

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2020 (Unaudited)

GSAMP Trust
0.208% due 01/25/2037 •		3,370	2,469
0.238% due 01/25/2037 •		1,005	740
0.308% due 04/25/2036 •		593	479
0.348% due 11/25/2036 •		4,261	2,722
0.398% due 12/25/2036 •		4,607	2,864
0.418% due 04/25/2036 •(o)		21,246	17,467
1.798% due 10/25/2034 •		179	179
Halcyon Loan Advisors European Funding BV 0.000% due 04/15/2030 ~	EUR	1,400	581
Hillcrest CDO Ltd. 1.236% due 12/10/2039 •		$39,088	13,388
Home Equity Asset Trust 1.348% due 07/25/2035 •(o)		4,000	3,853
Home Equity Loan Trust 0.488% due 04/25/2037 •(o)		13,500	10,690
Home Equity Mortgage Loan Asset-Backed Trust
0.308% due 11/25/2036 •(o)		5,007	4,635
0.388% due 04/25/2037 •(o)		3,408	2,541
0.588% due 03/25/2036 •		1,504	1,405
Hout Bay Corp. 1.627% due 07/05/2041 •(o)		78,643	18,088
HSI Asset Securitization Corp. Trust
0.258% due 12/25/2036 •(o)		22,750	9,228
0.308% due 10/25/2036 •(o)		7,930	4,426
0.318% due 12/25/2036 •(o)		13,934	5,693
0.338% due 01/25/2037 •(o)		37,197	31,236
0.538% due 11/25/2035 •(o)		4,617	4,495
IXIS Real Estate Capital Trust 1.123% due 09/25/2035 ^•(o)		5,457	5,075
JPMorgan Mortgage Acquisition Trust
0.298% due 07/25/2036 •		1,651	1,018
0.308% due 07/25/2036 ^•		1,177	453
5.462% due 09/25/2029 ^þ(o)		3,844	3,175
5.888% due 10/25/2036 ^þ(o)		10,530	8,695
Jubilee CLO BV 0.000% due 01/15/2028 ~	EUR	7,000	1,611
Lehman XS Trust 4.631% due 05/25/2037 ^~(o)		$10,189	9,933
Long Beach Mortgage Loan Trust
0.338% due 02/25/2036 •(o)		40,768	34,885
0.798% due 09/25/2034 •		1,216	1,170
0.853% due 11/25/2035 •(o)		36,527	32,465
Marlette Funding Trust
0.000% due 07/16/2029 «(h)		16	2,189
0.000% due 09/17/2029 «(h)		20	4,781
0.000% due 03/15/2030 «(h)		27	6,234
MASTR Asset-Backed Securities Trust
0.318% due 06/25/2036 •(o)		5,723	5,451
0.328% due 02/25/2036 •(o)		7,601	4,176
0.388% due 06/25/2036 •		3,318	1,952
0.688% due 12/25/2035 •(o)		14,995	11,736
Morgan Stanley ABS Capital, Inc. Trust
0.208% due 09/25/2036 •		3,750	1,787
0.218% due 10/25/2036 •		4	2
0.288% due 10/25/2036 •(o)		9,070	5,621
0.298% due 06/25/2036 •		692	606
0.298% due 09/25/2036 •(o)		7,534	3,688
0.298% due 11/25/2036 •(o)		16,708	12,039
0.368% due 10/25/2036 •		4,371	2,744
0.448% due 06/25/2036 •(o)		6,091	4,034
0.823% due 09/25/2035 •(o)		18,121	17,083
1.183% due 01/25/2035 •		4,138	2,885
2.098% due 05/25/2034 •		1,638	1,657
National Collegiate Commutation Trust 0.000% due 03/25/2038 •		87,000	25,189
New Century Home Equity Loan Trust 3.148% (US0001M + 3.000%) due 01/25/2033 ^~		359	332
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.478% due 10/25/2036 ^•		4,697	1,361
0.568% due 02/25/2036 •(o)		31,899	28,225
Ocean Trails CLO 5.354% due 08/13/2025 •		3,500	3,349
Option One Mortgage Loan Trust
0.278% due 07/25/2037 •(o)		15,591	12,370
0.288% due 01/25/2037 •(o)		10,243	7,245
0.368% due 01/25/2037 •		2,089	1,498
0.398% due 03/25/2037 •		624	412
0.478% due 04/25/2037 •		2,435	1,620
Orient Point CDO Ltd. 0.574% due 10/03/2045 •(o)		297,329	120,808
Park Place Securities, Inc. 0.778% due 09/25/2035 •(o)		7,240	6,375

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2020 (Unaudited)

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.638% due 08/25/2035 •(o)		8,350	8,072
0.973% due 07/25/2035 •(o)		20,950	19,619
1.183% due 03/25/2035 ^•(o)		7,500	7,126
1.273% due 10/25/2034 •(o)		10,000	9,765
1.873% due 02/25/2035 •(o)		29,447	28,268
2.173% due 12/25/2034 •(o)		25,974	24,352
Popular ABS Mortgage Pass-Through Trust
0.838% due 06/25/2035 •		626	594
1.298% due 06/25/2035 •		1,349	1,326
RAAC Trust 1.898% due 05/25/2046 •(o)		17,151	14,485
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		3,152	1,349
Residential Asset Mortgage Products Trust
0.468% due 01/25/2036 •(o)		9,567	8,892
0.868% due 02/25/2035 •		187	187
0.898% due 04/25/2034 •		2,920	2,877
1.018% due 04/25/2034 •(o)		2,970	2,955
1.723% due 04/25/2034 ^•		1,164	1,054
2.128% due 04/25/2034 ^•		1,738	1,465
Residential Asset Securities Corp. Trust
0.278% due 11/25/2036 •(o)		7,911	7,247
0.318% due 10/25/2036 •(o)		7,790	6,470
0.428% due 04/25/2036 •(o)		4,879	4,795
0.478% due 04/25/2036 •(o)		5,848	4,392
0.808% due 12/25/2035 •(o)		11,968	10,238
Securitized Asset-Backed Receivables LLC Trust
0.288% due 07/25/2036 •(o)		19,368	17,103
0.308% due 07/25/2036 •		2,617	1,318
0.398% due 05/25/2036 •(o)		17,058	12,001
0.418% due 03/25/2036 •(o)		6,029	5,672
0.748% due 11/25/2035 •(o)		10,737	9,301
0.808% due 08/25/2035 ^•(o)		2,405	1,838
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(h)		25	27,885
SLM Student Loan Trust 0.000% due 01/25/2042 «(h)		20	10,155
SMB Private Education Loan Trust
0.000% due 10/15/2048 «(h)		5	2,416
0.000% due 09/15/2054 (a)(h)		9,236	18,958
SoFi Professional Loan Program LLC
0.000% due 03/25/2036 «(h)		200	935
0.000% due 01/25/2039 (h)		21,280	4,276
0.000% due 05/25/2040 (h)		22,175	5,650
0.000% due 07/25/2040 «(h)		110	2,896
0.000% due 09/25/2040 (h)		9,122	3,152
Soloso CDO Ltd. 0.596% due 10/07/2037 •		11,318	8,913
Soundview Home Loan Trust
0.298% due 06/25/2037 •(o)		3,041	2,498
0.328% due 02/25/2037 •		7,923	3,046
0.408% due 02/25/2037 •(o)		9,195	3,638
1.098% due 10/25/2037 •(o)		5,919	5,085
1.248% due 09/25/2037 •		2,265	2,102
Specialty Underwriting & Residential Finance Trust
0.525% due 03/25/2037 •		406	292
1.948% due 05/25/2035 •		1,541	1,525
3.787% due 02/25/2037 ^þ		3,081	1,666
Symphony CLO Ltd. 4.868% due 07/14/2026 •(o)		10,700	9,017
Taberna Preferred Funding Ltd.
0.599% due 02/05/2037 •		19,316	16,032
0.629% due 08/05/2036 ^•		13,358	11,221
0.629% due 08/05/2036 •		3,321	2,790
2.231% due 05/05/2038 •		5,881	5,264
Verde CDO Ltd. 1.603% due 10/05/2045 •(o)		174,548	61,994
Total Asset-Backed Securities (Cost $1,650,502)			1,671,169
SOVEREIGN ISSUES 4.7%
Argentina Government International Bond
15.500% due 10/17/2026 (o)	ARS	356,260	1,034
29.406% (BADLARPP + 0.000%) due 10/04/2022 ~		1,302	11
31.641% (BADLARPP + 2.000%) due 04/03/2022 ~(o)		427,402	2,868
Argentine Republic Government International Bond
0.125% due 01/09/2038 þ		$64,193	27,523
1.000% due 07/09/2029		3,366	1,535
Autonomous City of Buenos Aires Argentina
32.858% (BADLARPP + 3.250%) due 03/29/2024 ~	ARS	1,686,318	10,438
34.633% (BADLARPP + 5.000%) due 01/23/2022 ~(o)		512,320	3,465
Dominican Republic International Bond
5.875% due 01/30/2060		$11,600	11,020

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2020 (Unaudited)

8.900% due 02/15/2023	DOP	21,700	378
9.750% due 06/05/2026		30,600	554
10.250% due 01/11/2024		87,300	1,577
10.500% due 04/07/2023		567,600	10,307
11.500% due 05/10/2024		170,900	3,207
Ghana Government International Bond
6.375% due 02/11/2027 (o)		$2,600	2,350
7.875% due 02/11/2035 (o)		3,300	2,795
8.750% due 03/11/2061 (o)		984	834
Jordan Government International Bond 5.850% due 07/07/2030 (o)		28,434	27,678
Provincia de Buenos Aires
33.378% due 04/12/2025 (o)	ARS	1,400,286	8,262
33.378% due 04/12/2025		66,400	392
33.497% due 05/31/2022		109,180	650
South Africa Government International Bond 5.750% due 09/30/2049 (o)		$2,400	2,043
Turkey Government International Bond 5.250% due 03/13/2030 (o)		2,000	1,786
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024 (o)		800	816
Ukraine Government International Bond 4.375% due 01/27/2030 (o)	EUR	5,788	5,560
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		$1,330	106
8.250% due 10/13/2024 ^(e)		188	15
9.250% due 09/15/2027 ^(e)		1,654	132
Total Sovereign Issues (Cost $197,656)			127,336
		SHARES
COMMON STOCKS 0.8%
COMMUNICATION SERVICES 0.2%
Clear Channel Outdoor Holdings, Inc. (f)		2,994,420	2,994
iHeartMedia, Inc. «(f)		2,228	16
iHeartMedia, Inc. 'A' (f)		165,846	1,347
			4,357
CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (f)		1	0
ENERGY 0.0%
Dommo Energia S.A. (f)(m)		239,299	49
Dommo Energia S.A. «(f)(m)		3,019,375	498
Dommo Energia S.A. SP - ADR (f)		8,580	17
Forbes Energy Services Ltd. (f)(m)		152,625	14
			578
INDUSTRIALS 0.2%
McDermott International Ltd. (f)		1,477,102	3,545
Westmoreland Mining Holdings LLC «(f)(m)		240,452	1,804
			5,349
UTILITIES 0.4%
Eneva S.A. (f)(m)		123,893	1,061
TexGen Power LLC «		285,522	9,708
			10,769
Total Common Stocks (Cost $55,928)			21,053
WARRANTS 1.3%
COMMUNICATION SERVICES 0.3%
iHeartMedia, Inc. - Exp. 05/01/2039 «		1,080,118	7,679
FINANCIALS 0.0%
Stearns Holdings LLC - Exp. 11/05/2039 «		60,569	0
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «		2,530,304	0
INFORMATION TECHNOLOGY 1.0%
Windstream Services LLC - Exp. 03/24/2021 «		1,936,939	26,420

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2020 (Unaudited)

Total Warrants (Cost $38,575)			34,099
PREFERRED SECURITIES 7.0%
BANKING & FINANCE 4.1%
AGFC Capital Trust 2.025% (US0003M + 1.750%) due 01/15/2067 ~(o)		20,300,000	7,139
Nationwide Building Society 10.250% ~		111,493	23,522
OCP CLO Ltd. 0.000% due 04/26/2028 (h)		2,600	1,454
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (i)(k)(o)		57,855,000	81,001
			113,116
INDUSTRIALS 2.0%
General Electric Co. 5.000% due 01/21/2021 •(k)(o)		1,461,000	1,166
Sequa Corp. (12.000% PIK) 12.000% «(d)		64,446	53,271
			54,437
UTILITIES 0.9%
AT&T Mobility LLC 7.000% due 10/20/2022 «(k)(m)		876,044	23,699
Total Preferred Securities (Cost $186,295)			191,252
REAL ESTATE INVESTMENT TRUSTS 0.5%
REAL ESTATE 0.5%
Uniti Group, Inc.		1,315,270	13,856
Total Real Estate Investment Trusts (Cost $8,326)			13,856
SHORT-TERM INSTRUMENTS 19.4%
REPURCHASE AGREEMENTS (n) 18.9%			514,537
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021 (j)	ARS	119,031	810
ARGENTINA TREASURY BILLS 0.4%
27.465% due 10/13/2020 - 01/29/2021 (g)(h)		1,625,676	10,548
U.S. TREASURY BILLS 0.1%
0.098% due 10/08/2020 - 01/07/2021 (g)(h)(o)(r)		$1,744	1,744
Total Short-Term Instruments (Cost $529,717)			527,639
Total Investments in Securities (Cost $5,520,509)			5,383,649
		SHARES
INVESTMENTS IN AFFILIATES 2.7%
COMMON STOCKS 2.7%
FINANCIALS 1.9%
Associated Materials Group, Inc «(f)(m)		8,099,887	51,434
INDUSTRIALS 0.8%
Neiman Marcus Group Ltd. LLC «(f)(m)		372,239	23,098

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2020 (Unaudited)

Sierra Hamilton Holder LLC «(f)(m)	30,136,800	3
		23,101
Total Common Stocks (Cost $71,023)		74,535
Total Investments in Affiliates (Cost $71,023)		74,535
Total Investments 200.3% (Cost $5,591,532)		$5,458,184
Financial Derivative Instruments (p)(q) 0.4%(Cost or Premiums, net $(12,724))		10,692
Other Assets and Liabilities, net (100.7)%		(2,743,682)
Net Assets 100.0%		$2,725,194

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Security becomes interest bearing at a future date.
(j)	Principal amount of security is adjusted for inflation.
(k)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(l)	Contingent convertible security.
(m)	RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC 7.000% due 10/20/2022					09/24/2020	$23,695	$23,699	0.87%
Associated Materials Group, Inc					08/24/2020	51,434	51,434	1.89
Churchill Capital Corp. 6.000% due 09/30/2027					07/10/2020	19,598	19,159	0.70
Dommo Energia S.A.					12/21/2017 - 12/03/2019	679	547	0.02
Eneva S.A.					12/21/2017	575	1,061	0.04
Forbes Energy Services Ltd.					02/27/2013 - 03/11/2014	7,380	14	0.00
Neiman Marcus Group Ltd. LLC					09/25/2020	11,950	23,098	0.85
Pinnacol Assurance 8.625% due 06/25/2034					06/23/2014	23,200	25,601	0.94
Preylock Reitman Santa Cruz Mezz LLC TBD% due 11/09/2022					04/09/2018	31,564	30,414	1.11
Project Anfora Senior 2.750% due 10/01/2026					09/30/2019	21,310	22,349	0.82
Sierra Hamilton Holder LLC					07/31/2017	7,639	3	0.00
Westmoreland Mining Holdings LLC					12/08/2014	7,007	1,804	0.07
						$206,031	$199,183	7.31%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(n)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	0.110%	09/30/2020	10/01/2020	$200,000	U.S. Treasury Bonds 1.125% due 05/15/2040	$(202,097)	$200,000	$200,001
	0.110	10/01/2020	10/02/2020	200,000	U.S. Treasury Bonds 0.500% due 06/30/2027	(204,099)	200,000	200,000
FICC	0.000	09/30/2020	10/01/2020	8,237	U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2021	(8,402)	8,237	8,237
NOM	0.100	09/30/2020	10/01/2020	106,300	U.S. Treasury Bonds 3.000% due 08/15/2048	(107,648)	106,300	106,300
Total Repurchase Agreements						$(522,246)	$514,537	$514,538

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2020 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BNY	1.554%	08/14/2020	11/12/2020		$(34,335)	$(34,407)
BOS	0.150	07/31/2020	TBD(3)		(4,667)	(4,669)
	0.973	09/18/2020	03/17/2021		(9,716)	(9,719)
	1.221	07/21/2020	10/21/2020		(7,284)	(7,302)
	1.347	08/20/2020	11/18/2020		(9,383)	(9,398)
	1.353	09/03/2020	03/04/2021		(5,963)	(5,969)
	1.403	09/03/2020	03/04/2021		(5,928)	(5,934)
	1.503	09/03/2020	03/04/2021		(4,538)	(4,543)
BPS	0.500	08/19/2020	10/22/2020		(2,741)	(2,742)
	0.520	09/09/2020	12/08/2020		(14,565)	(14,569)
	0.530	07/06/2020	10/06/2020	GBP	(2,109)	(2,725)
	0.550	07/08/2020	10/08/2020		(13,522)	(17,470)
	0.550	07/24/2020	10/23/2020		(4,714)	(6,089)
	0.800	08/19/2020	10/22/2020		$(4,514)	(4,518)
	0.800	08/21/2020	10/23/2020		(2,833)	(2,836)
	1.000	08/04/2020	TBD(3)		(17,009)	(17,036)
	1.192	08/04/2020	11/04/2020	GBP	(7,061)	(9,129)
	1.450	08/25/2020	11/23/2020		$(34,392)	(34,443)
	1.456	08/31/2020	12/04/2020		(1,380)	(1,382)
	1.530	11/16/2018	TBD(3)		(58,554)	(58,663)
	1.553	08/19/2020	11/23/2020		(10,027)	(10,046)
	1.553	08/21/2020	11/24/2020		(46,477)	(46,559)
	1.570	08/17/2020	11/20/2020		(34,819)	(34,887)
	1.747	07/27/2020	10/30/2020		(2,576)	(2,584)
	2.213	05/06/2020	11/06/2020		(21,036)	(21,228)
BRC	0.250	08/19/2020	TBD(3)		(1,081)	(1,081)
	0.300	07/24/2020	TBD(3)		(1,872)	(1,873)
	0.500	03/25/2020	TBD(3)		(143)	(143)
	0.880	08/25/2020	02/22/2021		(14,081)	(14,094)
	1.250	08/28/2020	TBD(3)		(9,752)	(9,763)
	1.350	09/08/2020	12/08/2020		(18,090)	(18,105)
	1.400	09/04/2020	12/03/2020		(22,722)	(22,746)
	1.401	09/03/2020	12/02/2020		(6,289)	(6,296)
	1.451	08/25/2020	11/23/2020		(4,463)	(4,470)
	1.451	09/25/2020	11/23/2020		(20,505)	(20,510)
	1.817	07/28/2020	01/28/2021		(12,848)	(12,890)
	1.917	07/28/2020	01/28/2021		(2,111)	(2,119)
BYR	1.404	08/10/2020	03/31/2021		(18,047)	(18,088)
	1.404	09/30/2020	03/31/2021		(10,774)	(10,774)
	1.409	07/06/2020	03/31/2021		(23,257)	(23,337)
	1.409	08/26/2020	03/31/2021		(3,256)	(3,257)
CDC	0.370	09/28/2020	11/02/2020		(688)	(688)
	0.400	08/05/2020	TBD(3)		(1,688)	(1,689)
	0.400	09/21/2020	10/26/2020		(321)	(321)
	0.450	08/20/2020	10/22/2020		(9,947)	(9,953)
	0.450	08/21/2020	10/23/2020		(17,102)	(17,111)
	0.450	08/24/2020	10/26/2020		(2,858)	(2,860)
	0.450	09/01/2020	11/03/2020		(6,339)	(6,341)
	0.700	09/09/2020	11/12/2020		(4,114)	(4,116)
	0.750	08/19/2020	10/21/2020		(1,071)	(1,072)
	0.750	08/20/2020	10/22/2020		(619)	(619)
	0.750	08/21/2020	10/23/2020		(29,241)	(29,266)
	0.750	09/16/2020	10/22/2020		(7,189)	(7,191)
	0.750	09/30/2020	10/23/2020		(5,102)	(5,102)
	0.850	09/15/2020	03/15/2021		(2,092)	(2,093)
CDI	0.830	08/07/2020	11/06/2020	GBP	(2,636)	(3,406)
	1.130	08/07/2020	11/06/2020		(2,849)	(3,682)
CEW	0.800	09/04/2020	12/04/2020		$(2,316)	(2,317)
	0.800	09/10/2020	12/09/2020		(8,361)	(8,365)
	0.801	09/09/2020	12/08/2020		(2,761)	(2,763)
	0.851	08/26/2020	11/30/2020		(5,904)	(5,909)
	0.900	07/31/2020	11/02/2020		(50,834)	(50,913)
	0.900	08/03/2020	11/03/2020		(2,668)	(2,671)
	1.325	09/23/2020	03/24/2021		(5,312)	(5,313)
CIB	0.700	09/03/2020	10/08/2020		(580)	(581)
	0.700	09/18/2020	10/22/2020		(1,299)	(1,299)
	0.700	09/23/2020	10/23/2020		(11,535)	(11,537)
	0.700	09/23/2020	10/26/2020		(2,415)	(2,416)
	0.700	09/29/2020	11/02/2020		(6,671)	(6,671)
CSG	0.550	09/21/2020	10/26/2020		(19,162)	(19,165)
	0.550	09/30/2020	10/26/2020		(4,831)	(4,831)
	0.650	09/30/2020	TBD(3)		(28,800)	(28,800)
	0.700	09/21/2020	10/26/2020		(11,410)	(11,413)
	0.750	08/05/2020	TBD(3)		(4,332)	(4,337)
	0.800	09/25/2020	10/26/2020		(1,847)	(1,847)
	0.900	08/27/2020	TBD(3)		(7,586)	(7,592)
	0.950	08/05/2020	TBD(3)		(99)	(99)

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2020 (Unaudited)

DBL	(0.150)	08/14/2020	11/16/2020	EUR	(1,616)	(1,894)
FOB	0.300	09/21/2020	10/26/2020		$(1,196)	(1,196)
	0.450	08/04/2020	TBD(3)		(9,274)	(9,281)
	0.450	09/25/2020	TBD(3)		(1,164)	(1,164)
GLM	0.500	08/13/2020	11/13/2020	EUR	(12,035)	(14,120)
	1.323	09/24/2020	03/24/2021		$(81,171)	(81,192)
	1.405	08/20/2020	02/16/2021		(25,174)	(25,215)
	1.405	08/21/2020	02/17/2021		(12,708)	(12,728)
	1.656	07/23/2020	01/22/2021		(9,975)	(10,006)
	1.656	09/14/2020	01/22/2021		(3,489)	(3,492)
	1.656	09/18/2020	01/22/2021		(2,597)	(2,599)
	1.675	09/14/2020	01/19/2021		(5,428)	(5,432)
	1.771	07/20/2020	10/20/2020		(6,925)	(6,950)
	1.968	07/14/2020	10/13/2020		(25,140)	(25,249)
GSC	0.750	09/16/2020	10/19/2020		(9,889)	(9,892)
IND	0.340	08/31/2020	12/02/2020		(13,130)	(13,133)
	0.480	08/05/2020	10/05/2020		(22,137)	(22,154)
JML	(0.250)	03/27/2020	TBD(3)	EUR	(1,074)	(1,258)
	(0.100)	07/14/2020	10/14/2020		(1,623)	(1,902)
	(0.100)	07/17/2020	10/16/2020		(6,672)	(7,821)
	(0.100)	09/17/2020	10/16/2020		(492)	(577)
	0.450	07/06/2020	10/06/2020	GBP	(8,433)	(10,894)
	0.450	07/14/2020	10/14/2020		(24,060)	(31,076)
	0.450	07/15/2020	10/15/2020		(16,406)	(21,190)
	0.450	07/17/2020	10/16/2020		(2,281)	(2,946)
	0.450	07/20/2020	10/20/2020		(170)	(220)
	0.500	07/22/2020	10/16/2020	EUR	(3,791)	(4,449)
	0.613	08/28/2020	11/30/2020		(2,642)	(3,100)
	0.799	09/18/2020	10/19/2020	GBP	(25,716)	(33,192)
	0.992	08/04/2020	11/04/2020		(10,285)	(13,293)
	1.142	08/04/2020	11/04/2020		(6,608)	(8,543)
	1.150	09/09/2020	10/05/2020		$(16,997)	(17,009)
	1.242	08/04/2020	11/04/2020	GBP	(5,270)	(6,814)
	1.292	08/04/2020	11/04/2020		(5,849)	(7,563)
	1.542	08/04/2020	11/04/2020		(1,873)	(2,423)
MBC	(0.300)	09/14/2020	10/14/2020	EUR	(41,932)	(49,156)
	(0.220)	09/28/2020	01/28/2021		(6,430)	(7,538)
	1.240	09/23/2020	11/23/2020		$(5,913)	(5,915)
	1.260	09/23/2020	11/23/2020		(4,442)	(4,443)
	1.270	09/11/2020	11/12/2020		(5,968)	(5,973)
	1.420	08/28/2020	11/25/2020		(3,244)	(3,249)
	1.420	09/08/2020	12/08/2020		(7,784)	(7,791)
	1.450	08/28/2020	11/25/2020		(16,608)	(16,631)
	1.470	08/28/2020	11/25/2020		(5,202)	(5,209)
MSB	1.276	09/21/2020	03/22/2021		(22,157)	(22,164)
	1.410	09/03/2020	03/05/2021		(15,493)	(15,510)
	1.745	07/27/2020	10/26/2020		(20,045)	(20,109)
MZF	1.554	08/13/2020	11/12/2020		(38,576)	(38,658)
	1.751	07/31/2020	11/02/2020		(3,592)	(3,603)
NOM	0.350	08/04/2020	TBD(3)		(725)	(725)
	0.650	09/14/2020	10/19/2020		(2,452)	(2,452)
	0.700	09/25/2020	10/30/2020		(1,438)	(1,438)
	0.750	08/27/2020	TBD(3)		(4,968)	(4,972)
	0.750	09/25/2020	10/30/2020		(1,939)	(1,939)
	0.850	07/31/2020	11/02/2020		(24,356)	(24,392)
RTA	0.806	09/30/2020	11/23/2020		(7,154)	(7,154)
SBI	1.135	09/10/2020	03/12/2021		(4,002)	(4,005)
	1.335	09/10/2020	03/12/2021		(6,762)	(6,768)
	1.342	09/08/2020	03/09/2021		(12,197)	(12,207)
	1.342	09/24/2020	03/09/2021		(8,499)	(8,501)
	1.349	08/21/2020	02/22/2021		(5,510)	(5,518)
	1.349	09/28/2020	02/19/2021		(7,907)	(7,908)
	1.399	08/21/2020	02/19/2021		(55,481)	(55,570)
	1.399	08/21/2020	02/22/2021		(50,523)	(50,603)
	1.401	09/03/2020	12/04/2020		(675)	(676)
	1.554	08/13/2020	11/16/2020		(2,724)	(2,730)
	1.606	08/06/2020	02/05/2021		(5,543)	(5,556)
	1.615	08/03/2020	02/03/2021		(18,638)	(18,688)
	1.858	07/23/2020	10/21/2020		(4,875)	(4,893)
SCX	0.550	08/05/2020	10/05/2020		(6,560)	(6,566)
	0.750	09/02/2020	12/03/2020		(2,018)	(2,019)
	0.850	09/14/2020	10/16/2020		(1,505)	(1,506)
SOG	0.420	09/21/2020	10/26/2020		(2,447)	(2,447)
	0.450	08/05/2020	TBD(3)		(529)	(529)
	0.620	10/02/2020	11/04/2020		(855)	(855)
	0.650	09/17/2020	10/22/2020		(6,768)	(6,770)
	0.650	09/21/2020	10/26/2020		(17,469)	(17,472)
	0.700	07/22/2020	TBD(3)		(44,647)	(44,709)
	0.700	08/05/2020	TBD(3)		(28,070)	(28,101)
	0.700	08/28/2020	10/02/2020		(862)	(863)
	0.700	08/28/2020	TBD(3)		(4,785)	(4,788)
	0.700	09/25/2020	TBD(3)		(1,594)	(1,594)
	0.830	08/20/2020	10/22/2020		(10,070)	(10,079)
	0.870	09/16/2020	03/17/2021		(597)	(597)

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2020 (Unaudited)

0.900	08/05/2020	11/05/2020	(3,228)	(3,233)
0.950	07/31/2020	02/01/2021	(3,427)	(3,432)
1.385	09/10/2020	03/11/2021	(14,635)	(14,646)
1.385	09/11/2020	03/11/2021	(9,807)	(9,815)
1.408	08/26/2020	02/26/2021	(25,136)	(25,172)
1.470	08/17/2020	11/19/2020	(17,054)	(17,085)
1.470	08/18/2020	11/19/2020	(48,077)	(48,163)
1.499	08/04/2020	11/05/2020	(27,668)	(27,735)
1.745	07/27/2020	10/26/2020	(16,876)	(16,930)
1.745	07/29/2020	10/28/2020	(5,854)	(5,872)
2.049	05/06/2020	11/03/2020	(12,457)	(12,498)
2.049	05/08/2020	11/03/2020	(10,176)	(10,209)
TDM	0.380	08/04/2020	TBD(3)	(14,889)	(14,898)
0.380	08/05/2020	TBD(3)	(2,385)	(2,386)
0.380	09/04/2020	TBD(3)	(5,628)	(5,630)
UBS	0.400	09/03/2020	10/06/2020	(447)	(447)
0.400	09/08/2020	10/09/2020	(339)	(339)
0.490	09/29/2020	11/24/2020	EUR	(2,553)	(2,994)
0.500	07/28/2020	TBD(3)	$(20,559)	(20,578)
0.512	09/10/2020	12/10/2020	EUR	(10,166)	(11,923)
0.612	08/24/2020	11/24/2020	(6,309)	(7,402)
0.650	08/27/2020	TBD(3)	$(35,187)	(35,209)
0.650	08/28/2020	TBD(3)	(60,588)	(60,626)
0.690	09/29/2020	11/24/2020	EUR	(517)	(606)
0.700	09/03/2020	10/06/2020	$(637)	(637)
0.700	09/08/2020	10/09/2020	(13,430)	(13,436)
0.700	09/15/2020	10/15/2020	(7,592)	(7,595)
0.700	09/25/2020	10/27/2020	(1,287)	(1,287)
0.700	09/30/2020	10/26/2020	(6,235)	(6,235)
0.713	08/28/2020	11/30/2020	EUR	(3,089)	(3,624)
0.800	08/21/2020	11/19/2020	$(1,046)	(1,047)
0.800	08/31/2020	11/30/2020	(21,490)	(21,504)
0.800	09/04/2020	12/03/2020	(5,531)	(5,534)
0.800	09/09/2020	12/08/2020	(1,411)	(1,412)
0.900	08/03/2020	11/03/2020	(13,820)	(13,841)
0.900	08/28/2020	11/03/2020	(612)	(612)
1.000	07/17/2020	10/15/2020	(1,289)	(1,292)
1.250	07/17/2020	10/15/2020	(1,167)	(1,170)
1.325	09/18/2020	03/17/2021	(30,540)	(30,555)
1.368	08/17/2020	11/17/2020	GBP	(19,301)	(24,948)
1.399	08/21/2020	02/17/2021	$(31,655)	(31,705)
1.539	08/07/2020	02/03/2021	(12,663)	(12,693)
1.606	08/03/2020	02/03/2021	(12,177)	(12,209)
1.606	08/05/2020	02/05/2021	(552)	(553)
1.615	07/31/2020	02/01/2021	(41,746)	(41,863)
1.625	07/24/2020	01/20/2021	(59,218)	(59,402)
1.916	07/13/2020	10/13/2020	(22,936)	(23,034)
Total Reverse Repurchase Agreements	$(2,468,264)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.8)%
Uniform Mortgage-Backed Security, TBA	3.000%	11/01/2050	$21,500	$(22,583)	$(22,529)
Total Short Sales (0.8)%	$(22,583)	$(22,529)
(o)	Securities with an aggregate market value of $3,214,780 and cash of $27,048 have been pledged as collateral under the terms of master agreements as of September 30, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(2,233,545) at a weighted average interest rate of 1.377%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	06/20/2024	14.785%	$6,300	$(13)	$(1,525)	$(1,538)	$21	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	5.037	EUR	3,900	(744)	(4)	(748)	0	(18)

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2020 (Unaudited)

Rolls-Royce PLC	1.000	Quarterly	12/20/2025	5.156	25,500	(5,323)	(129)	(5,452)	0	(105)
$(6,080)	$(1,658)	$(7,738)	$21	$(123)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2030	GBP	48,600	$603	$(2,868)	$(2,265)	$131	$0
Pay	3-Month CAD-Bank Bill	3.300	Semi-Annual	06/19/2024	CAD	102,200	4,746	3,342	8,088	0	(40)
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044	46,900	(1,672)	(13,611)	(15,283)	106	0
Pay	3-Month USD-LIBOR	2.200	Semi-Annual	01/18/2023	$2,200	(8)	116	108	0	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023	164,300	3,084	5,632	8,716	0	(25)
Pay	3-Month USD-LIBOR	0.660	Semi-Annual	12/21/2026	483,000	(86)	7,175	7,089	0	(736)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	245,900	(17,834)	35,424	17,590	0	(421)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	64,900	1,045	8,628	9,673	0	(137)
Pay	3-Month USD-LIBOR	0.770	Semi-Annual	06/19/2029	172,500	(10)	2,287	2,277	0	(403)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	13,850	621	146	767	0	(37)
Receive(5)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	8,200	(332)	130	(202)	24	0
Receive	3-Month USD-LIBOR	0.930	Semi-Annual	12/19/2038	142,200	381	1,911	2,292	1,061	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	41,800	1,036	3,809	4,845	0	(2)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	69,700	1,276	(2,080)	(804)	1	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030	5,500	(4)	(255)	(259)	0	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050	2,000	111	(306)	(195)	2	0
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050	GBP	19,000	399	(1,733)	(1,334)	108	0
$(6,644)	$47,747	$41,103	$1,433	$(1,801)
Total Swap Agreements	$(12,724)	$46,089	$33,365	$1,454	$(1,924)
Cash of $53,968 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(q)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BPS	10/2020	EUR	10,517	$12,445	$134	$(20)
10/2020	$3,046	CLP	2,342,267	0	(62)
10/2020	45,205	EUR	38,127	9	(512)
BRC	12/2020	2,447	MXN	54,127	0	(18)
CBK	10/2020	BRL	55,341	$9,791	0	(63)
10/2020	$9,811	BRL	55,341	43	0
10/2020	3,927	PEN	13,915	0	(65)
11/2020	NZD	65	$43	0	(1)
11/2020	PEN	17,655	4,962	63	0
11/2020	$9,784	BRL	55,341	62	0
GLM	10/2020	DOP	648,070	$10,971	0	(99)
10/2020	$8	RUB	606	0	(1)
11/2020	DOP	321,542	$5,444	0	(41)
HUS	10/2020	GBP	67,722	87,811	427	0
10/2020	PEN	13,915	3,887	26	0
10/2020	$25,871	GBP	20,110	78	0
10/2020	12	RUB	861	0	(1)
11/2020	GBP	20,110	$25,875	0	(78)

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2020 (Unaudited)

	11/2020		$3,883	PEN	13,915	0	(22)
JPM	10/2020		101,715	GBP	79,906	1,392	0
MYI	10/2020		10,568		8,209	24	0
SCX	10/2020	EUR	138,901		$166,002	3,206	(58)
	10/2020		$8,819	EUR	7,528	7	0
	10/2020		2,102	GBP	1,651	29	0
	11/2020	EUR	108,278		$127,055	21	0
	12/2020	IDR	8,802,996		586	0	(1)
	12/2020	INR	12,686		167	0	(4)
SOG	11/2020		$21	RUB	1,535	0	(1)
SSB	10/2020	GBP	215,843		$286,763	8,250	0
	11/2020		172,782		221,461	0	(1,525)
TOR	10/2020	CAD	2,367		1,810	32	0
UAG	10/2020	BRL	55,341		9,811	0	(43)
	10/2020	EUR	4,515		5,270	0	(23)
	10/2020		$9,851	BRL	55,341	3	0
	10/2020		1,175	GBP	907	0	(5)
	11/2020		30	RUB	2,219	0	(1)
Total Forward Foreign Currency Contracts						$13,806	$(2,644)
(r)

Securities with an aggregate market value of $634 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2020.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Loan Participations and Assignments			$995		$190,573	$98,535	$290,103
Corporate Bonds & Notes
Banking & Finance			0		288,400	33,167	321,567
Industrials			0		688,299	3,404	691,703
Utilities			0		162,636	0	162,636
Convertible Bonds & Notes
Utilities			0		7	0	7
Municipal Bonds & Notes
Illinois			0		1,405	0	1,405
Iowa			0		1,050	0	1,050
New Jersey			0		5,980	0	5,980
Virginia			0		98	0	98
West Virginia			0		25,860	0	25,860
U.S. Government Agencies			0		194,997	0	194,997
Non-Agency Mortgage-Backed Securities			0		1,082,680	19,159	1,101,839
Asset-Backed Securities			0		1,559,093	112,076	1,671,169
Sovereign Issues			0		127,336	0	127,336
Common Stocks
Communication Services			4,341		0	16	4,357
Energy			63		17	498	578
Industrials			3,545		0	1,804	5,349
Utilities			1,061		0	9,708	10,769
Warrants
Communication Services			0		0	7,679	7,679
Information Technology			0		0	26,420	26,420
Preferred Securities
Banking & Finance			0		113,116	0	113,116
Industrials			0		1,166	53,271	54,437
Utilities			0		0	23,699	23,699
Real Estate Investment Trusts
Real Estate			13,856		0	0	13,856
Short-Term Instruments
Repurchase Agreements			0		514,537	0	514,537
Short-Term Notes			0		810	0	810
Argentina Treasury Bills			0		10,548	0	10,548
U.S. Treasury Bills			0		1,744	0	1,744
			$23,861		$4,970,352	$389,436	$5,383,649
Investments in Affiliates, at Value
Common Stocks
Financials			0		0	51,434	51,434
Industrials			0		0	23,101	23,101
Total Investments			$23,861		$4,970,352	$463,971	$5,458,184
Short Sales, at Value - Liabilities
U.S. Government Agencies			$0		$(22,529)	$0	$(22,529)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			0		1,454	0	1,454
Over the counter			0		13,806	0	13,806
			$0		$15,260	$0	$15,260
Financial Derivative Instruments - Liabilities

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2020 (Unaudited)

Exchange-traded or centrally cleared					0		(1,924)	0	(1,924)
Over the counter					0		(2,644)	0	(2,644)
					$0		$(4,568)	$0	$(4,568)
Total Financial Derivative Instruments					$0		$10,692	$0	$10,692
Totals					$23,861		$4,958,515	$463,971	$5,446,347

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2020:
Category and Subcategory	Beginning Balance at 06/30/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2020 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$178,129	$30,887	$(86,194)	$628	$(25,665)	$23,934	$9,081	$(32,265)	$98,535	$1,726
Corporate Bonds & Notes
Banking & Finance	33,671	0	(286)	(9)	(1)	(208)	0	0	33,167	(216)
Industrials	3,411	0	0	0	0	(7)	0	0	3,404	(7)
Municipal Bonds & Notes
New Jersey	6,194	0	0	0	0	0	0	(6,194)	0	0
Non-Agency Mortgage-Backed Securities	108,043	19,598	(61,970)	0	1,614	(24,729)	0	(23,397)	19,159	(438)
Asset-Backed Securities	65,603	0	0	0	0	1,413	45,060	0	112,076	1,413
Common Stocks
Communication Services	17	0	0	0	0	0	(1)	0	16	0
Energy	709	0	(12)	0	0	(199)	0	0	498	(198)
Industrials	7,268	0	0	0	0	0	0	(5,464)	1,804	0
Real Estate	11,655	0	0	0	0	0	0	(11,655)	0	0
Utilities	9,208	0	0	0	0	500	0	0	9,708	500
Warrants
Communication Services	0	0	0	0	0	(1,340)	9,019	0	7,679	(1,340)
Information Technology	0	15,413	0	0	0	11,007	0	0	26,420	11,007
Preferred Securities
Industrials	46,827	1,398	0	0	0	5,046	0	0	53,271	5,046
Utilities	0	23,695	0	0	0	4	0	0	23,699	4
Totals	$470,735	$90,991	$(148,462)	$619	$(24,052)	$15,421	$63,159	$(78,975)	$389,436	$17,497
Investments in Affiliates, at Value
Common Stocks
Financials	0	51,434	0	0	0	0	0	0	51,434	0
Industrials	301	11,950	0	0	0	10,850	0	0	23,101	10,850
Totals	$471,036	$154,375	$(148,462)	$619	$(24,052)	$26,271	$63,159	$(78,975)	$463,971	$28,347
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2020	Valuation Technique			Unobservable Inputs		Input Value(s)		Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments		$57,388	Discounted Cash Flow			Discount Rate		4.221 - 15.000		7.071
		5,263	Other Valuation Techniques(2)			—		—		—
		99	Proxy Pricing			Base Price		100.000		—
		35,785	Third Party Vendor			Broker Quote		80.000 - 99.250		82.155
Corporate Bonds & Notes
Banking & Finance		7,566	Proxy Pricing			Base Price		100.755		—
		25,601	Reference Instrument			Option Adjusted Spread		666.300 bps		—
Industrials		3,404	Proxy Pricing			Base Price		109.030		—
Non-Agency Mortgage-Backed Securities		19,159	Reference Instrument			Volatility		30.000		—
Asset-Backed Securities		112,076	Proxy Pricing			Base Price		95.586 - 110,000.000		35,789.845
Common Stocks
Communication Services		16	Other Valuation Techniques(2)			—		—		—
Energy		498	Other Valuation Techniques(2)			—		—		—
Industrials		1,804	Other Valuation Techniques(2)			—		—		—
Utilities		9,708	Indicative Market Quotation			Broker Quote		$34.000		—
Warrants

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2020 (Unaudited)

Communication Services	7,679	Other Valuation Techniques(2)	—	—	—
Information Technology	26,420	Discounted Cash Flow	Yield	13.640	—
Preferred Securities
Industrials	53,271	Fundamental Valuation	Company Equity Value	$627,426,093.000	—
Utilities	23,699	Recent Transaction	Purchase Price	$27.048	—
Total	$389,436
Investments in Affiliates, at Value
Common Stocks
Financials	51,434	Fundamental Valuation	Company Equity Value	$635,000,000.000	—
Industrials	3	Other Valuation Techniques(2)	—	—	—
	23,098	Recent Transaction	Purchase Price	62.050	—
Total	$463,971
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)			Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PCILS I LLC, (the “Subsidiary”), a Delaware limited liability company was formed as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Dynamic Credit and Mortgage Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Subsidiary was formed on March 7, 2013. PIMCO Dynamic Credit and Mortgage Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PIMCO Dynamic Credit and Mortgage Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. The net assets of the Subsidiary as of period end represented 1.1% of the Fund’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the foreign (non-U.S.) security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

Notes to Financial Statements (Cont.)

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a

Notes to Financial Statements (Cont.)

quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Adviser’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Security may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2020, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. SECURITIES AND OTHER INVESTMENTS

Investments in Affiliates

An affiliate includes any company in which the Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers at September 30, 2020 (amounts in thousands†, except number of shares).

Notes to Financial Statements (Cont.)

Security Name	Shares Held at 06/30/2020	Shares Purchased	Shares Sold	Shares Held at 09/30/2020	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2020	Dividend Income
Associated Materials Group, Inc	0	8,099,887	0	8,099,887	$0	$0	$51,434	$0
Neiman Marcus Group Ltd. LLC	0	372,239	0	372,239	0	11,148	23,098	0
Sierra Hamilton Holder LLC	30,136,800	0	0	30,136,800	0	(298)	3	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	MZF	Mizuho Securities USA LLC
BNY	Bank of New York Mellon	FOB	Credit Suisse Securities (USA) LLC	NOM	Nomura Securities International Inc.
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RTA	RBC (Barbados) Trading Bank Corp.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	SBI	Citigroup Global Markets Ltd.
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
BYR	The Bank of Nova Scotia - Toronto	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	SSB	State Street Bank and Trust Co.
CDC	Natixis Securities Americas LLC	JPM	JP Morgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
CEW	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
CSG	Credit Suisse AG Cayman	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC
DBL	Deutsche Bank AG London

Currency Abbreviations:
ARS	Argentine Peso	DOP	Dominican Peso	MXN	Mexican Peso
AUD	Australian Dollar	EUR	Euro	NZD	New Zealand Dollar
BRL	Brazilian Real	GBP	British Pound	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	USD (or $)	United States Dollar

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR01M	1 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
BP0003M	3 Month GBP-LIBOR	LIBOR03M	3 Month USD-LIBOR	US0001M	1 Month USD Swap Rate
EUR003M	3 Month EUR Swap Rate	PRIME	Daily US Prime Rate	US0003M	3 Month USD Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	DAC	Designated Activity Company	SP - ADR	Sponsored American Depositary Receipt
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CBO	Collateralized Bond Obligation	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDI	Brazil Interbank Deposit Rate